License Agreements	12 Months Ended
Dec. 31, 2011
License Agreements

8. LICENSE AGREEMENTS

In November 2007, the Company entered into a license agreement with Dainippon Sumitomo Pharma Co., Ltd. (Dainippon) whereby Dainippon granted the Company a non-exclusive, worldwide, royalty free license to patent rights under specific patents and patent applications. The Company paid $200,000 to Dainippon shortly after the execution of this license agreement and will be required to make an additional payment in the amount of $200,000 to Dainippon within 30 days following the first regulatory approval of a licensed product in the U.S. by the FDA.

In August 2007, the Company entered into an exclusive option agreement with Emory University for the licensing of certain patents for a class of compounds that the Company intends to evaluate for the treatment of diseases of the eye, primarily the dry form of age related macular degeneration. The Company made an initial payment of $75,000 during the year ended December 31, 2007 for the option to license the compounds at the end of an evaluation period. The Company exercised its option and entered into an exclusive license in the field of ophthalmology in July 2009, and issued Emory University and its inventor $150,000 in common stock based on the estimated fair value at the time of issuance. The Company would have owed Emory University up to $5,775,000 in additional development and regulatory milestones under the terms of the license agreement. However, the Company elected to terminate this license agreement in accordance with its terms in September 2011.

In February 2008, the Company entered into a similar exclusive option agreement with Emory University for the patent rights to a second class of compounds which will be evaluated for the treatment of diseases of the eye, primarily the dry form of age related macular degeneration. The initial payment was $60,000. The Company expensed this amount as research and development expense in February 2008. The Company exercised its option and entered into an exclusive license in the field of ophthalmology in August 2009, and issued Emory University and its inventor $150,000 in common stock based on the estimated fair value at the time of issuance in December 2009. The Company would have owed Emory University up to $5,850,000 in additional development and regulatory milestones under the terms of this license agreement. However, the Company elected to terminate this license agreement in accordance with its terms in September 2011.